May 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 240 (File No. 333-192858) and Amendment No. 244 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 240 and, under the Investment Company Act of 1940, as amended, Amendment No. 244 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust: Aperture International Equity Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4818.

Sincerely,

/s/ Shannon F. Delaney

Shannon F. Delaney

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001